Information Related to Guaranteed Securities Issued by Subsidiaries - Summary of Capitalized Costs Relating to Oil and Gas Producing Activities (Detail) - Oil and Gas Producing Activities [member] - USD ($)
$ in Millions
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated Entities [member]
Capitalized Costs Relating To Oil And Gas Producing Activities By Geographic Area [line items]
Unproved oil and gas properties	$ 23,180	$ 6,111	$ 5,912
Proved oil and gas properties	81,198	88,716	100,962
Support Equipment	88,977	84,860	87,100
Gross Capitalized costs	193,355	179,687	193,974
Depreciation, depletion and amortization	(51,914)	(61,463)	(65,978)
Net capitalized costs	141,441	118,224	127,996
Consolidated Entities [member] | Brazil member
Capitalized Costs Relating To Oil And Gas Producing Activities By Geographic Area [line items]
Unproved oil and gas properties	23,063	5,999	5,803
Proved oil and gas properties	81,063	88,572	96,195
Support Equipment	88,289	83,822	86,021
Gross Capitalized costs	192,414	178,393	188,019
Depreciation, depletion and amortization	(51,332)	(60,890)	(63,245)
Net capitalized costs	141,081	117,503	124,774
Consolidated Entities [member] | South America [member]
Capitalized Costs Relating To Oil And Gas Producing Activities By Geographic Area [line items]
Unproved oil and gas properties	117	112	109
Proved oil and gas properties	135	144	111
Support Equipment	687	649	606
Gross Capitalized costs	940	905	826
Depreciation, depletion and amortization	(581)	(544)	(504)
Net capitalized costs	359	361	322
Consolidated Entities [member] | North America [member]
Capitalized Costs Relating To Oil And Gas Producing Activities By Geographic Area [line items]
Proved oil and gas properties			4,656
Support Equipment			81
Gross Capitalized costs			4,737
Depreciation, depletion and amortization			(2,217)
Net capitalized costs			2,520
Consolidated Entities [member] | Others [member]
Capitalized Costs Relating To Oil And Gas Producing Activities By Geographic Area [line items]
Support Equipment	1	389	392
Gross Capitalized costs	1	389	392
Depreciation, depletion and amortization	(1)	(29)	(12)
Net capitalized costs		360	380
Consolidated Entities [member] | Foreign countries [member]
Capitalized Costs Relating To Oil And Gas Producing Activities By Geographic Area [line items]
Unproved oil and gas properties	117	112	109
Proved oil and gas properties	135	144	4,767
Support Equipment	688	1,038	1,079
Gross Capitalized costs	941	1,294	5,955
Depreciation, depletion and amortization	(582)	(573)	(2,733)
Net capitalized costs	359	721	3,222
Equity Method Investee [member]
Capitalized Costs Relating To Oil And Gas Producing Activities By Geographic Area [line items]
Proved oil and gas properties	4,202	4,091	3,134
Support Equipment		6	6
Gross Capitalized costs	4,202	4,097	3,140
Depreciation, depletion and amortization	(1,690)	(1,410)	(1,287)
Net capitalized costs	$ 2,513	$ 2,687	$ 1,853